8. RELATED PARTY TRANSACTIONS	18 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
8. RELATED PARTY TRANSACTIONS

The Company leases an office building and equipment from an entity owned by related parties on a month-to-month basis.  Rent expense amounted to $96,448 for each of the years ended December 31, 2011 and 2012, respectively, and $48,224 for the six months ended June 30, 2013 and 2012.  The Company maintains deposits and other accounts at a bank which is less than 5%-owned by related parties and where a stockholder is a member of the Board of Directors of the bank.

The Company owed $450,000 and $0 to existing common and preferred stockholders under senior secured convertible promissory notes and nonconvertible promissory notes at December 31, 2011 and 2012, respectively. During 2011, there were additional borrowings of $1,500,000 from the Company’s existing common and preferred stockholders and repayments of $200,000 plus interest of $1,972.